Declaration of Dividends (Details)	3 Months Ended		12 Months Ended		3 Months Ended												12 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2012 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2012 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Mar. 31, 2012 Common stock [Member] C D Is [Member]	Mar. 31, 2012 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb. 14, 2012			May 08, 2012	May 08, 2012										Feb. 14, 2012			May 08, 2012	May 08, 2012
Record date		Mar. 09, 2012			Jun. 01, 2012	Jun. 01, 2012										Mar. 09, 2012			Jun. 01, 2012	Jun. 01, 2012
Dividend withholding tax rate [Percent]	15.00%
Dividends Payable, Date to be Paid, Day, Month and Year		Mar. 16, 2012			Jun. 08, 2012	Jun. 08, 2012		Mar. 16, 2012	Jun. 08, 2012		Mar. 19, 2012	Jun. 11, 2012		Mar. 26, 2012	Jun. 18, 2012	Mar. 16, 2012			Jun. 08, 2012	Jun. 08, 2012
Common Stock, Dividends, Per Share, Declared [in currency per share]			$ 0.26401	2.00	$ 0.11806	1.00											$ 0.13201	1.00	$ 0.05903	0.50
Common Stock, Dividends, Per Share, Net of Withholding Tax [in currency per share]			$ 0.26401	2.00	$ 0.10035	0.85											$ 0.13201	1.00	$ 0.05018	0.425
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)										100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)													1